Share-based Compensation - Summary of Changes in Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	9,815,000	6,129,866
Granted | shares		4,795,200
Forfeited | shares	(6,390,400)	(733,866)
Exercised | shares		(376,200)
Ending balance | shares	3,424,600	9,815,000
Weighted average exercise price, beginning balance | $ / shares	$ 4.01	$ 1.80
Weighted average exercise price, Granted | $ / shares		6.32
Weighted average exercise price, Forfeited | $ / shares	3.79	2.32
Weighted average exercise price, Exercised | $ / shares		0.85
Weighted average exercise price, ending balance | $ / shares	$ 4.41	$ 4.01
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	5,798,822	7,094,822
Granted | shares		723,200
Forfeited | shares	(4,126,822)	(366,400)
Exercised | shares		(1,652,800)
Ending balance | shares	1,672,000	5,798,822
Weighted average exercise price, beginning balance | $ / shares	$ 2.66	$ 2.04
Weighted average exercise price, Granted | $ / shares		12.23
Weighted average exercise price, Forfeited | $ / shares	2.04	1.21
Weighted average exercise price, Exercised | $ / shares		0.63
Weighted average exercise price, ending balance | $ / shares	$ 4.19	$ 2.66